Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Balanced Fund, Inc. - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
T. Rowe Price Balanced Fund - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	$ 591